Label	Element	Value
Document And Entity Information Elements	ck0001492374_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 06, 2015
Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001492374
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 06, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 06, 2015
Prospectus Date	rr_ProspectusDate	Oct. 06, 2015